Financial Instruments (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 14,485,896	$ 26,070,548
Cash and cash equivalents		196,369,224	319,014,050	$ 170,044,602	$ 134,033,183
Accounts receivable from related parties		3,396,807	3,239,706
Total accounts receivables		303,238,567	324,065,462
Total Financial Assets		517,490,494	672,389,766
Other financial liabilities			270,635,594	$ 189,108,199	$ 160,489,567
Account payable- trade and other payable		306,682,108	303,392,581
Accounts payable to related parties		8,979,434	6,936,910
Total financial liabilities		645,816,558	601,281,734
Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		3,412,197	11,522,482
Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		6,245,817	11,010,433
Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		4,827,882	3,537,633
At book value [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		14,485,896	26,070,548
Cash and cash equivalents		196,369,224	319,014,050
Accounts receivable - trade and other receivable (net)		303,238,567	324,065,462
Accounts receivable from related parties		3,396,807	3,239,706
Total accounts receivables		306,635,374	327,305,168
Sub-Total financial assets		321,121,270	353,375,716
Total Financial Assets		517,490,494	672,389,766
Other financial liabilities	[1]	330,155,016	290,952,243
Total financial derivative liabilities		1,045,700	6,348,654
Account payable- trade and other payable		306,682,108	303,392,581
Accounts payable to related parties		8,979,434	6,936,910
Total commercial obligations and other accounts payable		315,661,542	310,329,491
Total financial liabilities		645,816,558	601,281,734
At book value [Member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		142,196,520	113,360,982
At book value [Member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		140,551,686	139,362,478
At book value [Member] | Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		33,070,356	17,912,134
At book value [Member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		240,394	4,997,124
At book value [Member] | Derivative hedge liabilities [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		805,306	1,351,530
At book value [Member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		13,290,754	13,967,995
At book value [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		329,109,316	284,603,589
At book value [Member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		3,412,197	11,522,482
At book value [Member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		6,245,817	11,010,433
At book value [Member] | Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		4,827,882	3,537,633
At fair value [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		14,485,896	26,070,548
Cash and cash equivalents		196,369,224	319,014,050
Accounts receivable - trade and other receivable (net)		303,238,567	324,065,462
Accounts receivable from related parties		3,396,807	3,239,706
Total accounts receivables		306,635,374	327,305,168
Sub-Total financial assets		321,121,270	353,375,716
Total Financial Assets		517,490,494	672,389,766
Other financial liabilities	[1]	392,402,376	349,083,644
Total financial derivative liabilities		1,045,700	6,348,654
Account payable- trade and other payable		306,682,108	303,392,581
Accounts payable to related parties		8,979,434	6,936,910
Total commercial obligations and other accounts payable		315,661,542	310,329,491
Total financial liabilities		708,063,918	659,413,135
At fair value [member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		146,544,455	117,211,707
At fair value [member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		189,670,078	187,276,391
At fair value [member] | Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		41,851,389	24,278,897
At fair value [member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		240,394	4,997,124
At fair value [member] | Derivative hedge liabilities [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		805,306	1,351,530
At fair value [member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		13,290,754	13,967,995
At fair value [member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		391,356,676	342,734,990
At fair value [member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		3,412,197	11,522,482
At fair value [member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		6,245,817	11,010,433
At fair value [member] | Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 4,827,882	$ 3,537,633

[1]	See Note 21 - Other financial liabilities.